As filed with the Securities and Exchange Commission on February 16, 2011

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21487

HELIOS STRATEGIC INCOME FUND, INC.

(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NY 10281

(Address of principal executive offices) (Zip code)

KIM G. REDDING, PRESIDENT

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-497-3746

Date of fiscal year end: March 31, 2011

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HELIOS STRATEGIC INCOME FUND, INC.

Portfolio of Investments (Unaudited)

December 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.5%
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4	5.20%	12/11/38	$625	$660,174
Series 2007-T28, Class A4	5.74	09/11/42	670	725,307
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4	5.81	12/10/49	500	537,960
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class A4	5.87	04/15/45	650	710,846
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4	5.16	02/15/31	670	715,679
Series 2006-C6, Class A4	5.37	09/15/39	670	716,826
Morgan Stanley Capital I
Seies 2007-T27, Class A4	5.65	06/11/42	660	716,731
Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost - $4,900,112)				4,783,523
INVESTMENT GRADE CORPORATE BONDS - 28.1%
Basic Industry - 9.1%
Alcoa Inc. [2]	5.55	02/01/17	1,000	1,038,596
ArcelorMittal	6.13	06/01/18	500	532,744
Newmont Mining Corp.	5.13	10/01/19	500	549,610
The Dow Chemical Co. [2]	5.70	05/15/18	1,000	1,081,728
Total Basic Industry (Cost - $2,711,419)				3,202,678
Capital Goods - 1.7%
International Paper Co. (Cost $604,328 )	7.50	08/15/21	500	590,582
Consumer Non-Cyclical - 10.4%
Altria Group Inc. [2]	9.70	11/10/18	1,000	1,319,226
Anheuser-Busch InBev Worldwide Inc. [2,3,4]	7.75	01/15/19	1,000	1,244,348
Covidien International Finance S.A.	6.00	10/15/17	500	568,254
CVS Caremark Corp.	5.75	06/01/17	500	556,325
Total Consumer Non-Cyclical (Cost - $3,148,857)				3,688,153
Industrials - 1.6%
Tyco Electronics Group S.A. (Cost $464,868 )	6.55	10/01/17	500	568,208
Services - 0.8%
International Game Technology (Cost $292,706 )	7.50	06/15/19	250	281,416
Telecommunications - 4.5%
Qwest Corp. [2]	6.88	09/15/33	1,000	982,500
Time Warner Cable Inc. [2]	8.25	04/01/19	500	621,086
Total Telecommunications (Cost - $1,462,403)				1,603,586
Total INVESTMENT GRADE CORPORATE BONDS (Cost - $8,684,581)				9,934,623
HIGH YIELD CORPORATE BONDS - 93.8%
Basic Industry - 7.0%
AK Steel Corp.	7.63	05/15/20	200	200,500
Arch Coal Inc. [2]	8.75	08/01/16	475	517,750
Domtar Corp. [2]	10.75	06/01/17	250	315,000
Hexion Finance Escrow LLC/Hexion Escrow Corp.	8.88	02/01/18	500	534,375
Millar Western Forest Products Limited	7.75	11/15/13	250	236,875
PE Paper Escrow GmbH [3,4]	12.00	08/01/14	150	173,543

See Notes to Portfolio of Investments and Notes to Financial Statements.

1

HELIOS STRATEGIC INCOME FUND, INC.

Portfolio of Investments (Unaudited)

December 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Westlake Chemical Corp. [2]	6.63%	01/15/16	$500	$516,875
Total Basic Industry (Cost - $2,232,337)				2,494,918
Capital Goods - 11.2%
Associated Materials LLC [3,4]	9.13	11/01/17	500	522,500
BE Aerospace Inc.	8.50	07/01/18	475	520,125
Berry Plastics Corp.	9.50	05/15/18	500	501,250
Bombardier Inc. [3,4]	7.75	03/15/20	200	215,500
Crown Cork & Seal Co. Inc.	7.38	12/15/26	475	471,437
Mueller Water Products Inc.	7.38	06/01/17	250	241,250
Owens-Illinois Inc. [2]	7.80	05/15/18	400	425,000
RBS Global & Rexnord Corp.	8.50	05/01/18	290	308,125
Terex Corp. [2]	7.38	01/15/14	500	506,250
Trimas Corp.	9.75	12/15/17	245	268,275
Total Capital Goods (Cost - $3,783,219)				3,979,712
Consumer Cyclical - 9.6%
ACE Hardware Corp. [2,3,4]	9.13	06/01/16	500	535,000
American Axle & Manufacturing Inc.	7.88	03/01/17	500	511,875
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp. [3,4]	9.13	08/01/18	100	107,625
DineEquity Inc. [3,4]	9.50	10/30/18	85	90,100
Ford Motor Co.	6.50	08/01/18	450	465,750
General Motors Corp.	7.13	07/15/13	250	83,750
Levi Strauss & Co. [2]	7.63	05/15/20	475	490,437
Motors Liquidation Co. [1]	8.38	07/15/33	1,250	446,875
Reynolds Group Inc./Reynolds Group LLC [3,4]	9.00	04/15/19	430	445,587
Tenneco Inc. [3,4]	6.88	12/15/20	215	219,838
Total Consumer Cyclical (Cost - $3,161,735)				3,396,837
Consumer Non-Cyclical - 3.5%
C&S Group Enterprises LLC [2,3,4]	8.38	05/01/17	500	477,500
Constellation Brands Inc. [2]	7.25	05/15/17	500	529,375
Rite Aid Corp.	8.63	03/01/15	250	218,750
Total Consumer Non-Cyclical (Cost - $1,164,354)				1,225,625
Energy - 15.5%
Chaparral Energy Inc.	8.88	02/01/17	125	126,875
Consol Energy Inc. [3,4]	8.25	04/01/20	500	540,000
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.88	02/15/18	475	508,844
Edgen Murray Corp.	12.25	01/15/15	170	147,900
El Paso Corp. [2]	7.00	06/15/17	475	501,275
Frac Tech Services LLC/Frac Tech Finance Inc. [3,4]	7.13	11/15/18	325	329,875
Hercules Offshore Inc. [3,4]	10.50	10/15/17	300	248,250
Hilcorp Energy I LP/Hilcorp Finance Co. [2,3,4]	8.00	02/15/20	475	502,906
Linn Energy LLC/Linn Energy Finance Corp. [3,4]	8.63	04/15/20	140	150,850
McJunkin Red Man Corp. [3,4]	9.50	12/15/16	450	425,250
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC [2,3,4]	8.88	03/15/18	250	267,500
Quicksilver Resources Inc.	11.75	01/01/16	325	378,625
SeaMetric International AS [1,3,4,5,7]	11.63	05/25/12	1,347	13,469
SESI LLC [2]	6.88	06/01/14	425	431,375
Trinidad Drilling Limited [3,4]	7.88	01/15/19	310	313,100
Williams Partners LP/Williams Partners Finance Corp.	7.25	02/01/17	500	581,260
Total Energy (Cost - $6,689,250)				5,467,354

See Notes to Portfolios of Investments and Notes to Financial Statements.

2

HELIOS STRATEGIC INCOME FUND, INC.

Portfolio of Investments (Unaudited)

December 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Media - 7.2%
Cablevision Systems Corp.	8.63%	09/15/17	$475	$517,156
CCO Holdings LLC/Cap. Corp. [2,6]	8.13	04/30/20	550	578,875
DISH DBS Corp. [2]	7.88	09/01/19	475	496,375
Insight Communications Co., Inc. [3,4]	9.38	07/15/18	475	505,875
Mediacom LLC/Mediacom Capital Corp.	9.13	08/15/19	450	459,000
Total Media (Cost - $2,518,477)				2,557,281
Services - 16.4%
AMC Entertainment Inc.	8.75	06/01/19	600	640,500
Avis Budget Car Rental LLC	9.63	03/15/18	475	511,812
Beazer Homes USA Inc.	9.13	06/15/18	250	242,500
FireKeepers Development Authority [3,4]	13.88	05/01/15	500	591,250
Harrah’s Escrow LLC/Harrah’s Escrow Corp.	11.25	06/01/17	225	253,125
HCA Inc. [2]	9.25	11/15/16	500	533,437
Iron Mountain Inc.	8.38	08/15/21	225	241,313
Iron Mountain Inc. [2]	8.75	07/15/18	500	525,000
Maxim Crane Works LP [3,4]	12.25	04/15/15	500	485,625
MGM Mirage Inc.	5.88	02/27/14	500	461,250
MGM Resorts International	10.38	05/15/14	225	252,563
Pokagon Gaming Authority [3,4]	10.38	06/15/14	500	521,250
RSC Equipment Rental Inc/RSC Holdings III LLC	10.25	11/15/19	250	278,750
United Rentals North America Inc.	8.38	09/15/20	250	254,375
Total Services (Cost - $5,490,690)				5,792,750
Technology & Electronics - 6.0%
American Tower Corp. [2]	7.00	10/15/17	1,000	1,124,064
First Data Corp. [3,4]	8.25	01/15/21	224	215,040
First Data Corp.	9.88	09/24/15	51	48,578
First Data Corp. [3,4]	12.63	01/15/21	224	213,920
Freescale Semiconductor Inc. [3,4]	9.25	04/15/18	475	522,500
Total Technology & Electronics (Cost - $1,918,948)				2,124,102
Telecommunications - 13.1%
AT&T Inc.	5.50	02/01/18	500	555,441
Cincinnati Bell Inc.	8.25	10/15/17	240	237,600
Cincinnati Bell Inc.	8.38	10/15/20	235	225,600
Citizens Communications Co. [2]	7.13	03/15/19	900	924,750
Global Crossing Ltd.	12.00	09/15/15	600	676,500
Nextel Communications Inc. [2]	7.38	08/01/15	475	475,594
PAETEC Holding Corp.	8.88	06/30/17	250	266,875
PAETEC Holding Corp.	9.50	07/15/15	250	258,750
Sprint Capital Corp. [2]	8.75	03/15/32	500	505,000
Windstream Corp. [2]	7.00	03/15/19	500	492,500
Total Telecommunications (Cost - $4,529,932)				4,618,610
Utility - 4.3%
Calpine Corp. [3,4]	7.25	10/15/17	475	475,000
Dynegy Holdings Inc.	7.75	06/01/19	250	166,875
Edison Mission Energy	7.00	05/15/17	250	198,125
NRG Energy Inc. [2]	8.50	06/15/19	475	490,437
Texas Competitive Electric Holdings Co. LLC [4,8]	3.75	10/10/14	124	96,034

See Notes to Portfolios of Investments and Notes to Financial Statements.

3

HELIOS STRATEGIC INCOME FUND, INC.

Portfolio of Investments (Unaudited)

December 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Texas Competitive Electric Holdings Co. LLC [4,8]	3.76%	10/10/14	$124	$95,606
Total Utility (Cost - $1,550,437)				1,522,077
Total HIGH YIELD CORPORATE BONDS (Cost - $33,039,379)				33,179,266
			Shares	Value
COMMON STOCKS - 5.9%
Consumer Cyclical - 0.5%
DR Horton Inc.			5,200	62,036
M.D.C. Holdings Inc.			1,900	54,663
The Ryland Group, Inc.			2,900	49,387
Total Consumer Cyclical (Cost - $214,166)				166,086
Consumer Products - 0.8%
B&G Foods Inc. (Cost - $247,294)			20,000	274,600
Energy - 0.7%
Niska Gas Storage Partners LLC (Cost - $251,396)			12,500	249,375
Services - 0.1%
Hovnanian Enterprises Inc. (Cost - $36,201)			5,400	22,086
Telecommunications - 3.8%
AT&T Inc.			8,500	249,730
Frontier Communications Corp.			41,180	400,681
Global Crossing Limited			9,000	116,280
PAETEC Holding Corp.			15,000	56,100
Verizon Communications Inc.			7,500	268,350
Windstream Corp.			19,450	271,133
Total Telecommunications (Cost - $1,272,666)				1,362,274
Total COMMON STOCKS (Cost - $2,021,723)				2,074,421
Total Investments - 141.3% (Cost - $48,645,795)				49,971,833
Liabilities in Excess of Other Assets - (41.3)%				(14,599,360)
NET ASSETS - 100.0%				$35,372,473

See Notes to Portfolios of Investments and Notes to Financial Statements.

4

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

December 31, 2010

The following notes should be read in conjunction with the accompanying Portfolios of Investments.

1	—	Issuer is currently in default on its regularly scheduled interest payment.

2	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreement.
3	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2010, the total values of all such investments were as follows:

Fund	Value	% of Net Assets
Helios Advantage Income Fund, Inc.	$20,571,338	38.29%
Helios High Income Fund, Inc.	13,463,165	35.56
Helios Multi-Sector High Income Fund, Inc.	15,468,619	36.84
Helios Strategic Income Fund, Inc.	10,353,202	29.27

4	—	Private Placement.

5	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of December 31, 2010, the total values of all such securities were as follows:

Fund	Value	% of Net Assets
Helios Advantage Income Fund, Inc.	$15,265	0.03%
Helios Multi-Sector High Income Fund, Inc.	7,184	0.02
Helios Strategic Income Fund, Inc.	13,469	0.04

6	—	Company filed for Chapter 11 bankruptcy protection and has defaulted on regularly scheduled interest payments on subordinated debt. The Funds own senior debt issued by this company that continues to receive income payments.

7	—	Restricted Illiquid Security – Security is not actively traded and would be difficult to sell in a current sale thus causing it to be not readily convertible into cash. The details of the acquisition of this security is as follows:

Fund	Acquisition Date	Cost	Market Value as a % of Net Assets
Helios Advantage Income Fund, Inc.	05/02/07	$1,521,503	0.03%
Helios Multi-Sector High Income Fund, Inc.	05/02/07	715,067	0.02
Helios Strategic Income Fund, Inc.	05/02/07	1,342,490	0.04

8	—	Term Loan.

HELIOS FUNDS

Notes to Financial Statements

December 31, 2010 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds adopted updated provisions surrounding fair value measurements and disclosures. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy.

The Funds have established methods of fair value measurements in accordance with generally accepted accounting principles. Fair value denotes the price that a Fund would receive upon

HELIOS FUNDS

Notes to Financial Statements

December 31, 2010 (Unaudited)

selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1	–	quoted prices in active markets for identical investments
• Level 2	–	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Funds’ investments carried at fair value:

Helios Advantage Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Total
Level 1 — Quoted Prices	$-	$-	$628,196	$628,196
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	2,105,257	42,342,718	-	44,447,975
Level 3 — Significant Unobservable Inputs	-	29,831,138	-	29,831,138

Total	$2,105,257	$72,173,856	$628,196	$74,907,309

For the nine month period ended December 31, 2010, there was no significant security transfer activity between Level 1 and Level 2.

Helios High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Total
Level 1 — Quoted Prices	$-	$-	$465,856	$465,856
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	1,203,563	31,402,059	-	32,605,622
Level 3 — Significant Unobservable Inputs	-	20,336,630	-	20,336,630

Total	$1,203,563	$51,738,689	$465,856	$53,408,108

HELIOS FUNDS

Notes to Financial Statements

December 31, 2010 (Unaudited)

For the nine month period ended December 31, 2010, there was no significant security transfer activity between Level 1 and Level 2.

Helios Multi-Sector High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Total
Level 1 — Quoted Prices	$-	$-	$520,623	$520,623
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	982,500	35,482,976	-	36,465,476
Level 3 — Significant Unobservable Inputs	-	22,771,826	-	22,771,826

Total	$982,500	$58,254,802	$520,623	$59,757,925

For the nine month period ended December 31, 2010, there was no significant security transfer activity between Level 1 and Level 2.

Helios Strategic Income Fund, Inc.

Valuation Inputs	Commercial Mortgage- Backed Securities		Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Total
Level 1 — Quoted Prices	$	.-	$-	$-	$2,074,421	$2,074,421
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs		-	9,934,623	18,265,645	-	28,200,268
Level 3 — Significant Unobservable Inputs		4,783,523	-	14,913,621	-	19,697,144

Total		$4,783,523	$9,934,623	$33,179,266	$2,074,421	$49,971,833

For the nine month period ended December 31, 2010, there was no significant security transfer activity between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Helios Advantage Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds
Balance as of March 31, 2010	$18,569,635
Accrued Discounts	119,827
Realized Gain	303,960
Change in Unrealized Appreciation (Depreciation)	(130,948)
Net Purchases (Sales)	9,726,839
Transfers into Level 3	1,859,325
Transfers out of Level 3	(617,500)

Balance as of December 31, 2010	$29,831,138

Change in unrealized gains or losses relating to assets still held at reporting date	$264,277

HELIOS FUNDS

Notes to Financial Statements

December 31, 2010 (Unaudited)

Helios High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds
Balance as of March 31, 2010	$13,882,594
Amortized Discounts	98,233
Realized Gain	264,544
Change in Unrealized Appreciation (Depreciation)	(201,202)
Net Purchases (Sales)	5,724,836
Transfers into Level 3	1,018,875
Transfers out of Level 3	(451,250)

Balance as of December 31, 2010	$20,336,630

Change in unrealized gains or losses relating to assets still held at reporting date	$156,438

Helios Multi-Sector High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds
Balance as of March 31, 2010	$14,519,190
Amortized Discounts	107,108
Realized Gain	253,935
Change in Unrealized Appreciation (Depreciation)	(190,710)
Net Purchases (Sales)	7,451,365
Transfers into Level 3	1,129,688
Transfers out of Level 3	(498,750)

Balance as of December 31, 2010	$22,771,826

Change in unrealized gains or losses relating to assets still held at reporting date	$267,509

Helios Strategic Income Fund, Inc.

Investments in Securities	Commercial Mortgage- Backed Securities	High Yield Corporate Bonds	Total
Balance as of March 31, 2010	$-	$11,418,579	$11,418,579
Accrued Discounts (Premiums)	(3,815)	108,428	104,613
Realized Loss	-	183,277	183,277
Change in Unrealized Appreciation (Depreciation)	(116,589)	(150,076)	(266,665)
Net Purchases (Sales)	4,903,927	2,941,538	7,845,465
Transfers into Level 3	-	839,375	839,375
Transfers out of Level 3	-	(427,500)	(427,500)

Balance as of December 31, 2010	$4,783,523	$14,913,621	$19,697,144

Change in unrealized gains or losses relating to assets still held at reporting date	$(116,589)	$127,213	$10,624

Each Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time they enter into a reverse repurchase agreement, they establish and maintain a segregated account with their custodian containing securities from their portfolios having a value not less than the repurchase price (including accrued interest). Each

HELIOS FUNDS

Notes to Financial Statements

December 31, 2010 (Unaudited)

Fund has established and maintained such accounts for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Trustee or receiver may receive an extension of time to determine whether to enforce the Funds’ obligation to repurchase the securities, and the Funds’ use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Funds would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreements are less than the value of the securities subject to such agreements.

At December 31, 2010, Helios Advantage Income Fund, Inc. had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$723,750	Barclays, -0.25%, dated 11/16/10, maturity date 01/18/11	$723,433
2,196,238	Barclays, 1.00%, dated 11/16/10, maturity date 01/18/11	2,200,081
507,196	Barclays, 1.00%, dated 11/17/10, maturity date 01/19/11	508,084
457,875	Barclays, 1.00%, dated 11/18/10, maturity date 01/20/11	458,676
1,963,100	Barclays, 1.00%, dated 11/09/10, maturity date 01/18/11	1,966,917
522,375	Barclays, 1.00%, dated 12/06/10, maturity date 01/18/11	522,999
1,171,875	JP Morgan Chase, 0.95%, dated 11/16/10, maturity date 01/18/11	1,173,823
6,170,484	JP Morgan Chase, 0.95%, dated 11/17/10, maturity date 01/19/11	6,180,742
6,942,062	JP Morgan Chase, 0.95%, dated 11/18/10, maturity date 01/20/11	6,953,604
2,888,555	JP Morgan Chase, 0.98%, dated 11/09/10, maturity date 01/18/11	2,894,059

$23,543,510	Maturity Amount, Including Interest Payable	$23,582,418

	Market Value of Assets Sold Under Agreements	$28,216,682

	Weighted Average Interest Rate	0.93%

At December 31, 2010, Helios High Income Fund, Inc. had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$379,969	Barclays, -0.25%, dated 11/16/10, maturity date 01/18/11	$379,803
2,081,063	Barclays, 1.00%, dated 11/16/10, maturity date 01/18/11	2,084,704
374,884	Barclays, 1.00%, dated 11/17/10, maturity date 01/19/11	375,540
416,250	Barclays, 1.00%, dated 11/18/10, maturity date 01/20/11	416,978
1,030,406	Barclays, 1.00%, dated 11/09/10, maturity date 01/18/11	1,032,410
391,781	Barclays, 1.00%, dated 12/02/10, maturity date 01/18/11	392,249
1,213,967	JP Morgan Chase, 0.95%, dated 11/16/10, maturity date 01/18/11	1,215,985
4,237,794	JP Morgan Chase, 0.95%, dated 11/17/10, maturity date 01/19/11	4,244,839
4,761,617	JP Morgan Chase, 0.95%, dated 11/18/10, maturity date 01/20/11	4,769,534
2,367,675	JP Morgan Chase, 0.98%, dated 11/09/10, maturity date 01/18/11	2,372,187

$17,255,406	Maturity Amount, Including Interest Payable	$17,284,229

	Market Value of Assets Sold Under Agreements	$20,806,136

	Weighted Average Interest Rate	0.94%

HELIOS FUNDS

Notes to Financial Statements

December 31, 2010 (Unaudited)

At December 31, 2010, Helios Multi-Sector High Income Fund, Inc. had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$434,250	Barclays, -0.25%, dated 11/16/10, maturity date 01/18/11	$434,060
1,074,769	Barclays, 1.00%, dated 11/09/10, maturity date 01/18/11	1,076,859
3,050,616	Barclays, 1.00%, dated 11/16/10, maturity date 01/18/11	3,055,954
418,988	Barclays, 1.00%, dated 11/17/10, maturity date 01/19/11	419,721
561,937	Barclays, 1.00%, dated 11/18/10, maturity date 01/20/11	562,921
1,242,081	JP Morgan Chase, 0.95%, dated 11/16/10, maturity date 01/18/11	1,244,146
5,743,317	JP Morgan Chase, 0.95%, dated 11/17/10, maturity date 01/19/11	5,752,865
4,344,205	JP Morgan Chase, 0.95%, dated 11/18/10, maturity date 01/20/11	4,351,427
2,582,884	JP Morgan Chase, 0.98%, dated 11/09/10, maturity date 01/18/11	2,587,806

$19,453,047	Maturity Amount, Including Interest Payable	$19,485,759

	Market Value of Assets Sold Under Agreements	$23,398,004

	Weighted Average Interest Rate	0.94%

At December 31, 2010, Helios Strategic Income Fund, Inc. had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$351,619	Barclays, 1.00%, dated 11/09/10, maturity date 01/18/11	$352,302
1,804,866	Barclays, 1.00%, dated 11/16/10, maturity date 01/18/11	1,808,024
352,832	Barclays, 1.00%, dated 11/17/10, maturity date 01/19/11	353,449
395,437	Barclays, 1.00%, dated 11/18/10, maturity date 01/20/11	396,130
373,125	Barclays, 1.00%, dated 12/02/10, maturity date 01/18/11	373,571
384,375	JP Morgan Chase, 0.95%, dated 11/16/10, maturity date 01/18/11	385,014
5,496,556	JP Morgan Chase, 0.95%, dated 11/17/10, maturity date 01/19/11	5,505,694
4,764,555	JP Morgan Chase, 0.95%, dated 11/18/10, maturity date 01/20/11	4,772,476
1,743,403	JP Morgan Chase, 0.98%, dated 11/09/10, maturity date 01/18/11	1,746,725

$15,666,768	Maturity Amount, Including Interest Payable	$15,693,385

	Market Value of Assets Sold Under Agreements	$18,396,261

	Weighted Average Interest Rate	0.95%

The average daily balances of reverse repurchase agreements outstanding during the period ended December 31, 2010, was approximately $18,814,646, $13,746,616, $15,867,473 and $12,458,186 at a weighted average interest rate of 0.96%, 0.97%, 0.97% and 0.98% for Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector High Income Fund, Inc., and Helios Strategic Income Fund, Inc., respectively.

The maximum amount of reverse repurchase agreements outstanding at any time during the period ended December 31, 2010, was $23,616,996, $18,317,395, $20,449,979 and $15,712,436, which was 30,68%, 32.63%, 32.92% and 30.79% of total assets for Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector High Income Fund, Inc., and Helios Strategic Income Fund, Inc., respectively.

HELIOS FUNDS

Notes to Financial Statements

December 31, 2010 (Unaudited)

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at December 31, 2010 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation)
Helios Advantage Income Fund, Inc.	$72,515,691	$4,498,463	$(2,106,845)	$2,391,618
Helios High Income Fund, Inc.	50,614,753	3,289,392	(496,037)	2,793,355
Helios Multi-Sector High Income Fund, Inc	57,470,110	3,571,379	(1,283,564)	2,287,815
Helios Strategic Income Fund, Inc.	48,645,795	3,270,960	(1,944,922)	1,326,038

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Helios Strategic Income Fund, Inc.

by (Signature and Title):	/s/ Kim G. Redding
Kim G. Redding
President

Date: February 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

by (Signature and Title):	/s/ Kim G. Redding
Kim G. Redding
President

Date: February 16, 2011

by (Signature and Title):	/s/ Steven M. Pires
Steven M. Pires
Treasurer

Date: February 16, 2011